Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Argentina	$(6,496)	$(789)	$(14,031)
Paraguay	(1,306)	(7,239)	5,942
Uruguay	36,931	44,432	49,465
Panama	(26,701)	(19,391)	(16,283)
Marshall Islands	(2,894)	(6,404)	(6,716)
Others	103	530	310

Total (loss)/income before income taxes and noncontrolling interest	$(363)	$11,139	$18,687

Schedule of income tax benefit/(expense)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Current	$(194)	$(211)	$ 1,947
Deferred	3,966	(333)	2,028

Total Argentina	$3,772	$(544)	$3,975
Current	$(99)	$(162)	$(214)
Deferred	(205)	(276)	(210)

Total Paraguay	$(304)	$(438)	$(424)

Total income tax benefit/(loss)	$3,468	$(982)	$3,551

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Loss before income taxes and noncontrolling interest	$(6,496)	$(789)	$(14,031)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	2,274	276	4,911
Permanent differences	1,498	(820)	(936)

Income tax benefit/(loss) of the year	$3,772	$(544)	$3,975

Components of deferred income taxes

	December 31, 2017	December 31, 2016
Deferred income tax assets:
Future deductible differences	$1,082	$316
Tax loss carry-forward	260	1,199

Total deferred income tax assets	1,342	1,515

Deferred income tax liabilities:
Intangible assets	(4,548)	(7,222)
Property, plant and equipment, net	(3,347)	(4,810)
Other	(1,212)	(1,009)

Total deferred income tax liabilities	(9,107)	(13,041)

Net deferred income tax liabilities	$(7,765)	$(11,526)